Share-based payment arrangements - Long-term incentive plan 2016 (Cash-settled) (Details) - shares			12 Months Ended
	Feb. 09, 2017	Feb. 02, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of phantom stocks granted (in shares)			586,590	586,590	703,257
Long term incentive plan 2016 | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage			33.30%
Number of phantom stocks granted (in shares)		54,616
Executive Committee | Phantom Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage	33.30%	33.30%